Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and Shareholders of each of the thirty-six funds listed in Appendix A.

In planning and performing our audit of the financial statements of each of the funds listed in Appendix A (thirty-six of the funds comprising Invesco Exchange-Traded Self-Indexed Fund Trust, referred to hereafter as the “Funds”) as of and for the year ended August 31, 2025 (except as indicated in Appendix A), in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of August 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Self-Indexed Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Chicago, Illinois

October 23, 2025

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

+1 (312) 298 2000

www.pwc.com

Appendix A

Invesco Bloomberg Pricing Power ETF

Invesco BulletShares 2025 Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF

Invesco BulletShares 2025 Municipal Bond ETF

Invesco BulletShares 2026 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF

Invesco BulletShares 2027 Corporate Bond ETF

Invesco BulletShares 2027 High Yield Corporate Bond ETF

Invesco BulletShares 2027 Municipal Bond ETF

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2028 High Yield Corporate Bond ETF

Invesco BulletShares 2028 Municipal Bond ETF

Invesco BulletShares 2029 Corporate Bond ETF

Invesco BulletShares 2029 High Yield Corporate Bond ETF

Invesco BulletShares 2029 Municipal Bond ETF

Invesco BulletShares 2030 Corporate Bond ETF

Invesco BulletShares 2030 High Yield Corporate Bond ETF

Invesco BulletShares 2030 Municipal Bond ETF

Invesco BulletShares 2031 Corporate Bond ETF

Invesco BulletShares 2031 High Yield Corporate Bond ETF

Invesco BulletShares 2031 Municipal Bond ETF

Invesco BulletShares 2032 Corporate Bond ETF

Invesco BulletShares 2032 High Yield Corporate Bond ETF

Invesco BulletShares 2032 Municipal Bond ETF

Invesco BulletShares 2033 Corporate Bond ETF

Invesco BulletShares 2033 High Yield Corporate Bond ETF(a)

Invesco BulletShares 2033 Municipal Bond ETF

Invesco BulletShares 2034 Corporate Bond ETF

Invesco BulletShares 2034 Municipal Bond ETF(b)

Invesco BulletShares 2035 Corporate Bond ETF(a)

Invesco International Developed Dynamic Multifactor ETF

Invesco Investment Grade Defensive ETF

Invesco RAFI Strategic US ETF

Invesco Russell 1000 Dynamic Multifactor ETF

Invesco Russell 2000 Dynamic Multifactor ETF

(a) For the period June 9, 2025 (commencement of investment operations) through August 31, 2025

(b) For the period September 9, 2024 (commencement of investment operations) through August 31, 2025

2